Goodwill (Tables)	3 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill	The following table summarizes changes in the carrying amount of goodwill during the three months ended December 31, 2023. There were no changes in the carrying amount of goodwill during the three months ended December 31, 2022.
Balance at September 30, 2023	$5,217
Acquisition of EMI	5,542
Balance at December 31, 2023	$10,759